Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average	Value of Initial Fixed
	Summary	Compensation	Compensation Table	Compensation	$100 investment Based
	Compensation Table	Actually Paid	Total for Non-PEO	Actually Paid	on Total Shareholder	Net Loss
Year	Total for PEO ($)	to PEO ($) (1)	NEOs ($)	to Non-PEO NEOs ($) (1)	Return ("TSR") ($) (2)	($ in millions)

2025	7,031,566	7,325,075	3,184,632	3,238,187	905.88	(15.3)
2024	3,073,170	7,473,091	1,592,174	2,786,445	629.41	(62.3)
2023	1,321,351	2,573,371	638,510	928,436	207.06	(27.0)
(1)	Amounts represent compensation actually paid (“CAP”) to our CEO, Richard Miller, M.D., who was our Principal Executive Officer or “PEO” for each of the two years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes Leiv Lea and William B. Jones, Ph.D.

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year ("FY")	2025
		Average non-
	PEO	PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	(6,989,000)	(2,795,600)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	5,907,717	2,363,087
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	—	—
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	1,473,617	543,004
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(98,825)	(56,936)
Total Adjustments	293,509	53,555

(2)	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. The Company’s share price at the beginning of the measurement period is the closing share price of $0.85 on December 30, 2022, the last trading day of fiscal year 2022, and the Company’s share price at end of the measurement period is the closing share price of $7.70 on December 31, 2025, the last trading day of fiscal year 2025. No dividends were paid on our common stock in 2023, 2024 or 2025.

Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid (“CAP”) to our CEO, Richard Miller, M.D., who was our Principal Executive Officer or “PEO” for each of the two years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes Leiv Lea and William B. Jones, Ph.D.

PEO Total Compensation Amount	$ 7,031,566	$ 3,073,170	$ 1,321,351
PEO Actually Paid Compensation Amount	$ 7,325,075	7,473,091	2,573,371
Adjustment To PEO Compensation, Footnote

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year ("FY")	2025
		Average non-
	PEO	PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	(6,989,000)	(2,795,600)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	5,907,717	2,363,087
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	—	—
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	1,473,617	543,004
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(98,825)	(56,936)
Total Adjustments	293,509	53,555

Non-PEO NEO Average Total Compensation Amount	$ 3,184,632	1,592,174	638,510
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,238,187	2,786,445	928,436
Adjustment to Non-PEO NEO Compensation Footnote

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year ("FY")	2025
		Average non-
	PEO	PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	(6,989,000)	(2,795,600)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	5,907,717	2,363,087
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	—	—
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	1,473,617	543,004
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(98,825)	(56,936)
Total Adjustments	293,509	53,555

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 905.88	629.41	207.06
Net Income (Loss)	$ (15,300,000)	(62,300,000)	(27,000,000)
PEO Name	Richard Miller, M.D.
Share price	$ 7.7			$ 0.85
Dividends paid	$ 0	$ 0	$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,509
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,989,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,907,717
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,473,617
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,825)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,555
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,795,600)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,363,087
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,004
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,936)